Stock Plans, Share-Based Payments and Warrants (Details Textual) - Fair Value by Shareholders' Equity Class [Domain] - Income Statement Location [Domain] - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	May. 18, 2015	Dec. 18, 2014	Mar. 31, 2014	Mar. 21, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Aug. 31, 2014	Mar. 15, 2014	Feb. 14, 2014	May. 17, 2013	Dec. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
options outstanding							2,472,234	2,410,134						2,294,714
Share-based compensation expense					$ 110,000	$ 224,000	$ 421,000	$ 418,000
Fair value of options vested							$ 507,000	$ 519,000
Weighted-average fair value of options granted							$ 0.45	$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value							$ 241,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value							$ 235,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term							7 years 6 months	8 years 1 month 6 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 1,157,000		$ 504,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years 9 months 18 days		1 year 10 months 24 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85						$ 0.33	$ 0.45	$ 0.60			$ 0.30	$ 0.60
Warrants Exercised					2,127		791,278	2,254,500
Stock Issued During Period, Shares, New Issues				7,140,823
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total					$ 1,000		$ 15,000	$ 248,000
Proceeds from Issuance of Common Stock	$ 1,230,000	$ 3,000,000			1,205,000	2,013,000	$ 4,866,000	$ 2,771,000
Additional Shares Not Issued Results Of Warrants Exercised							9	374
Stock or Unit Option Plan Expense					$ 119,000	$ 227,000	$ 429,000	$ 575,000
CEO Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued							331,550	331,550
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 109,000
Weighted-average fair value of options granted							$ 0.86	$ 0.73
Stock or Unit Option Plan Expense							$ 8,000
Class D Warrants Lambda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										11,742,100
Class of Warrant or Right, Date from which Warrants or Rights Exercisable								Mar. 21, 2019
Class D Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40
Warrants Exercised			8,806,575
Stock Issued During Period, Shares, Conversion of Convertible Securities			11,742,100
Warrants Exercised Under Cashless Exercise Provision			$ 0.30
Shareholder Rights Offering Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercised							104,206
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total							$ 42,000
Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercised								14,879,708
Stock Issued During Period, Shares, New Issues								687,793
Proceeds from Issuance of Common Stock								$ 206,000
Incremental Fair Value of Inducement								$ 14,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					1,834,299		36,570
Stock Issued During Period, Shares, Conversion of Convertible Securities					2,127		36,570	791,999
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total								$ 1,000
Maximum | Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.40
Minimum | Right Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.30
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance							106,538
options outstanding											2,834
2000 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance							106,538
2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance							4,500,000
Shares available for future grants							2,054,799	2,407,318
2004 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
options outstanding							903,709	715,692
Shares available for future grants							903,709	715,692
2004 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
options outstanding							1,236,975	1,028,509